Leases (Details) - Schedule of cash flows related operating lease liabilities $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule of cash flows related operating lease liabilities [Abstract]
2022	$ 427
2023	427
2024	333
2025	162
2026	158
Thereafter	199
Total lease payments (undiscounted)	1,706
Less – discount to net present value	(232)
Present value of lease liabilities	$ 1,474